Mezzanine and Stockholders’ Equity - Schedule of Conversion of Common Stock (Details) shares in Thousands	6 Months Ended
Jun. 30, 2025 shares
Schedule of Conversion of Common Stock [Line Items]
Number of Shares of Common Stock	1,900
USARE LLC Class B Common Warrants
Schedule of Conversion of Common Stock [Line Items]
Number of Shares of Common Stock	1,521
USARE LLC Class C Convertible Preferred Warrants
Schedule of Conversion of Common Stock [Line Items]
Number of Shares of Common Stock	379